Notes to the Consolidated Statements of Cash Flows - Schedule of Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Balance at beginning	$ 31,660	$ 296,918	$ 310,919
Interest expense	1,944	791	433
Conversion into ordinary shares		(329,539)
Transaction costs for the issuance of convertible redeemable preferred shares
Additions	45,389	50,234	8,360
Disposal
Payment- financing cash flows	(49,562)	(25,089)	(14,252)
Payment– operating cash flows
Interest paid	(1,871)	(685)	(424)
Change in fair value		39,171	(7,195)
Exchange adjustment	(199)	(141)	(917)
Balance at end	27,361	31,660	296,918
Financial instrument measured at FVTPL [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Balance at beginning		290,368	297,563
Interest expense
Conversion into ordinary shares		(329,539)
Transaction costs for the issuance of convertible redeemable preferred shares
Additions
Disposal
Payment- financing cash flows
Payment– operating cash flows
Interest paid
Change in fair value		39,171	(7,195)
Exchange adjustment
Balance at end			290,368
Interest-bearing bank borrowings and interest payables [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Balance at beginning	30,469	4,313	10,468
Interest expense	1,894	708	295
Conversion into ordinary shares
Transaction costs for the issuance of convertible redeemable preferred shares
Additions	44,702	50,234	7,897
Disposal
Payment- financing cash flows	(48,542)	(24,069)	(13,316)
Payment– operating cash flows
Interest paid	(1,871)	(602)	(290)
Change in fair value
Exchange adjustment	(187)	(115)	(741)
Balance at end	26,465	30,469	4,313
Lease liabilities [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Balance at beginning	1,191	2,237	2,888
Interest expense	50	83	133
Conversion into ordinary shares
Transaction costs for the issuance of convertible redeemable preferred shares
Additions	687		463
Disposal
Payment- financing cash flows	(1,020)	(1,020)	(936)
Payment– operating cash flows
Interest paid		(83)	(134)
Change in fair value
Exchange adjustment	(12)	(26)	(177)
Balance at end	$ 896	$ 1,191	$ 2,237